SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
SHARE-BASED COMPENSATION
Schedule of stock options
	Number of Stock Options	Weighted-Average Exercise Price	Number of Stock Options Exercisable	Weighted-Average Exercise Price

Balance as of June 27, 2020	8,618,204	$2.78	4,248,393	$2.78
Granted	7,318,669	$0.17	8,257,087	$0.36
Forfeited	(1,051,917)	$(3.00)	-	$-

Balance as of December 26, 2020	14,884,956	$1.48	12,505,480	$1.42

	Number of Stock Options	Weighted-Average Exercise Price	Number of Stock Options Exercisable	Weighted-Average Exercise Price

Balance as of June 27, 2020	8,618,204	$2.78	4,248,393	$2.78
Granted	7,318,669	$0.17	8,257,087	$0.36
Forfeited	(1,051,917)	$(3.00)	-	$-

Balance as of December 26, 2020	14,884,956	$1.48	12,505,480	$1.42

Schedule of stock options that remain outstanding
Security Issuable	Exercise Price	Expiration Date	Stock Options Outstanding		Stock Options Exercisable

Subordinate Voting Shares	$3.26	February 2029	316,085	(3)	316,085
Subordinate Voting Shares	$3.41	August 2021	32,974	(4)	32,974
Subordinate Voting Shares	$3.84	July 2023	200,000	(6)	200,000
Subordinate Voting Shares	$4.03	May 2028	1,916,739	(5)	1,426,900
Subordinate Voting Shares	$4.05	August 2028	61,950	(7)	61,950
Subordinate Voting Shares	$4.05	August 2028	376,746	(7)	-
Subordinate Voting Shares	$4.03	October 2028	35,000	(5)	16,041
Subordinate Voting Shares	$5.71	October 2028	466,075	(5)	251,968
Subordinate Voting Shares	$3.42	January 2029	394,980	(5)	298,046
Subordinate Voting Shares	$2.64	None	-	(1)	-
Subordinate Voting Shares	$3.36	February 2029	207,842	(2)	207,842
Subordinate Voting Shares	$3.06	April 2029	238,064	(5)	132,262
Subordinate Voting Shares	$2.79	April 2029	225,106	(5)	71,847
Subordinate Voting Shares	$2.36	May 2029	35,895	(5)	14,014
Subordinate Voting Shares	$2.66	June 2029	63,250	(5)	16,291
Subordinate Voting Shares	$2.17	June 2029	724,645	(8)	724,645
Subordinate Voting Shares	$2.02	July 2029	578,623	(5)	-
Subordinate Voting Shares	$1.99	August 2029	467,660	(5)	-
Subordinate Voting Shares	$1.55	September 2029	269,655	(5)	-
Subordinate Voting Shares	$2.02	None	645,705	(5)	-
Subordinate Voting Shares	$1.38	October 2029	144,260	(5)	-
Subordinate Voting Shares	$0.44	December 2029	249,908	(5)	-
Subordinate Voting Shares	$0.53	January 2030	161,395	(5)	-
Subordinate Voting Shares	$0.53	January 2030	231,630	(5)	231,630
Subordinate Voting Shares	$0.47	January 2030	289,119	(5)	-
Subordinate Voting Shares	$0.27	February 2030	32,000	(5)	-
Subordinate Voting Shares	$0.11	March 2030	46,608	(5)	46,608
Subordinate Voting Shares	$0.38	March 2030	7,000	(5)	-
Subordinate Voting Shares	$0.18	May 2030	199,290	(5)	199,290
			8,618,204		4,248,393

Schedule of share-based compensation expense
	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Stock Options	$1,537,682	$967,231	$2,546,220	$2,654,504
LTIP Units	-	479,528	-	1,313,059
Stock Grants for Services	(60,357)	1,524,698	121,232	1,889,646
Restricted Stock Grants	279,909	1,130,018	437,386	2,810,643

Total Share-Based Compensation	$1,757,234	$4,101,475	$3,104,838	$8,667,852

	2020	2019

Stock Options	$1,876,225	$11,699,796
Deferred Stock Units	484,932	-
LTIP Units	1,492,073	12,845,773
Stock Grants for Services	3,656,926	5,712,872
Restricted Stock Grants	3,554,968	2,235,773
Warrants	-	227,244

Total Share-Based Compensation	$11,065,124	$32,721,458

Schedule of Black-Scholes option-pricing model
	Six Months Ended
	December 26,	December 28,
	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	1.05%	1.70%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	116.5%	85.1%
Weighted-Average Expected Life in Years	7.50	7.50
Weighted-Average Estimated Forfeiture Rate	40.0%	40.0%

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	1.60%	1.95%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	91.0%	87.8%
Weighted-Average Expected Life in Years	7.50	6.15
Weighted-Average Estimated Forfeiture Rate	40.0%	33.0%

	2020	2019

Weighted-Average Stock Price	C$2.65	C$4.10
Weighted-Average Probability	6.0%	6.0%
Weighted-Average Term in Years	3.0	3.0
Weighted-Average Volatility	83.3%	72.0%

Schedule of LTIP Units and LLC Redeemable Units
Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value

Balance as of June 27, 2020 and December 26, 2020	19,323,878	725,016	$0.52

			Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value

Balance as of July 1, 2018	30,314,333	1,570,064	$1.56

Redemptions	-	(845,048)	$(3.38)
Forfeiture of LTIP Units (2)	(3,962,422)	-	$(3.38)
Cancellation of LTIP Units (2)	(724,645)	-	$(3.38)
Vesting and Converted (1)(3)	(4,744,911)	-	$(3.38)

Balance as of June 29, 2019	20,882,355	725,016	$0.74

Vesting and Converted (1)(3)	(1,558,477)	-	$(3.38)

Balance as of June 27, 2020	19,323,878	725,016	$0.74

Schedule of Deferred Stock Units
	Issued and Outstanding	Weighted-Average Fair Value

Balance as of June 27, 2020	1,283,567	$0.38

Settled	(1,283,567)	$(0.38)

Balance as of December 26, 2020	-	$-

	Issued and Outstanding	Weighted-Average Fair Value

Balance as of July 1, 2018	-	$-

Balance as of June 29, 2019	-	$-

Granted	1,283,567	$0.38

Balance as of June 27, 2020	1,283,567	$0.38

Schedule of Restricted Stock Grants
	Issued and Outstanding	Vested	Weighted-Average Fair Value

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Granted (1)	27,508,063	-	$0.16
Forfeiture of Restricted Stock (2)	(2,156,155)	-	$(0.15)
Redemption of Vested Stock	(7,173,258)	(7,173,258)	$(0.18)
Vesting of Restricted Stock	-	7,584,358	$0.18

Balance as of December 26, 2020	25,337,814	603,559	$0.30

	Issued and Outstanding	Vested (1)	Weighted-Average Fair Value

Balance as of July 1, 2018	-	-	$-

Granted	4,352,340	336,441	$3.89
Forfeiture of Restricted Stock (2)	(3,000,000)	-	$(4.25)
Redemption of Vested Shares	(333,479)	(333,479)	$(3.07)

Balance as of June 29, 2019	1,018,861	2,962	$3.89

Granted	7,443,954	-	$0.73
Forfeiture of Restricted Stock (2)	(974,103)	-	$2.69
Redemption of Vested Stock	(329,548)	(329,548)	$3.14
Vesting of Restricted Stock	-	519,045	$2.28

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Schedule of fair value at grant
	2020	2019

Weighted-Average Stock Price	Nil	C$5.07
Weighted-Average CDN to USD Conversion Rate	Nil	0.76
Weighted-Average Volatility	Nil	72.0%
Weighted-Average Months	Nil	28.72

Schedule of Warrants
	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total	Weighted-Average Exercise Price

Balance as of June 27, 2020	114,998,915	40,455,731	155,454,646	$0.71

Issued	114,305,552	147,508,516	261,814,068	$0.18
Cancelled	(1,080,226)	(40,455,731)	(41,535,957)	$(0.50)

Balance as of December 26, 2020	228,224,241	147,508,516	375,732,757	$0.36

	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total	Weighted-Average Exercise Price

Balance as of July 1, 2018	2,415,485	8,797,019	11,212,504	$3.53

Issued	12,999,815	17,234,540	30,234,355	$4.48
Exercised	(897,863)	(3,701,040)	(4,598,903)	$(3.50)
Expired	(1,517,622)	(5,095,979)	(6,613,601)	$(3.54)

Balance as of June 29, 2019	12,999,815	17,234,540	30,234,355	$4.48

Issued	105,239,862	40,455,729	145,695,591	$0.58
Cancelled	(3,240,762)	(17,234,540)	(20,475,302)	$4.66

Balance as of June 27, 2020	114,998,915	40,455,729	155,454,644	$0.71

The following table summarizes the warrants that remain outstanding as of June 27, 2020:

Security Issuable	Exercise Price	Number of Warrants	Expiration Date

MedMen Corp Redeemable Shares	$0.60	40,455,729	December 31, 2022

Total MedMen Corp Redeemable Shares		40,455,729

Subordinate Voting Shares	$3.72	1,647,391	April 23, 2022
Subordinate Voting Shares	$4.29	562,578	April 23, 2022
Subordinate Voting Shares	$3.72	6,589,559	May 22, 2022
Subordinate Voting Shares	$4.29	2,250,314	May 22, 2022
Subordinate Voting Shares	$3.16	2,522,554	July 12, 2022
Subordinate Voting Shares	$3.65	728,737	July 12, 2022
Subordinate Voting Shares	$1.01	3,152,457	November 27, 2022
Subordinate Voting Shares	$1.17	910,709	November 27, 2022
Subordinate Voting Shares	$0.26	80,528,846	March 27, 2025
Subordinate Voting Shares	$0.26	16,105,770	April 24, 2025

Total Subordinate Voting Shares		114,998,915

Total Warrants Outstanding		155,454,644

Schedule of fair value of warrants

	December 26,	June 27
	2020	2020

Weighted-Average Risk-Free Annual Interest Rate	0.13%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	92.06%	88.19%
Weighted-Average Expected Life of Warrants	1 year	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of December 17, 2020:

Weighted-Average Risk-Free Annual Interest Rate	0.09%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	91.82%
Weighted-Average Expected Life of Warrants	1 year

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	2.20%	2.82%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	88.19%	82.93%
Weighted-Average Expected Life of Warrants	1 year	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of April, 24, 2020:

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	0.16%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	111.76%	88.19%
Weighted-Average Expected Life of Warrants	0.8 year	1 year